Financial Assets Held for Trading - Schedule of Fair value Measurments of Investment (Details)	Jun. 30, 2025 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Assets Held for Trading	$ 2,384,192
Total	2,384,192
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Assets Held for Trading	0
Total	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Assets Held for Trading	2,384,192
Total	2,384,192
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Assets Held for Trading	0
Total	$ 0